Note 9 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31,
	2024	2023
Numerator (basic and diluted)
Net earnings	$17,345	$21,344
Less: Allocation to unvested restricted stock units	$177	$329
Net earnings attributable to common shareholders	17,168	21,015

Denominator (basic and diluted)
Weighted average common shares outstanding	7,183,702	7,216,142

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended March 31,
	2024	2023
Restricted Stock Units	48,049	55,546